FPA Crescent Fund

Institutional Class Ticker: FPACX
Supra Institutional Class Ticker: FPCSX
Investor Class Ticker: FPFRX

FPA Flexible Fixed Income Fund

Institutional Class Ticker: FPFIX
Advisor Class Ticker: FFIAX

FPA New Income Fund

Institutional Class Ticker: FPNIX
Investor Class Ticker: FPNRX

FPA Queens Road Small Cap Value Fund

Institutional Class Ticker: QRSIX
Investor Class Ticker: QRSVX
Advisor Class Ticker: QRSAX

FPA Queens Road Value Fund

Ticker: QRVLX

FPA Global Equity ETF

Ticker: FPAG

FPA Global Equity Fund

Ticker: FPGEX

Each a series (the "Funds") of Investment Managers Series Trust III

Supplement dated August 28, 2024, to
each currently effective Prospectus and Statement of Additional Information ("SAI").

Effective September 1, 2024, the address for First Pacific Advisors, L.P. ("FPA"), the advisor to the Funds, will be changed to 2101 E. El Segundo Blvd., Suite 301, El Segundo, California 90245. Accordingly, all references in each Prospectus and SAI to FPA's address are revised as indicated.

Please retain this Supplement with your records.